E&E ASSETS - Stockade Mountain Project (Details)									12 Months Ended
	Nov. 16, 2025 USD ($)	May 16, 2025 USD ($)	Nov. 16, 2024 USD ($)	May 16, 2024 USD ($)	Nov. 16, 2023 USD ($)	May 16, 2023 USD ($)	Nov. 16, 2022 USD ($)	May 16, 2022 USD ($)	Dec. 31, 2025 USD ($)	Feb. 28, 2024 m²
E&E ASSETS
Percentage of interest in a joint venture									70.00%
Stockade Mountain
E&E ASSETS
Percentage of interest in a joint venture									100.00%
Pre-production payments made in cash	$ 25,000	$ 25,000	$ 25,000	$ 15,000	$ 15,000	$ 10,000	$ 10,000	$ 15,000
Pre-production payments to be made, May 16, 2026									$ 25,000
Pre-production payments to be made, November 16, 2026 and every six months thereafter									$ 25,000
Required minimum annual E&E expenditures, period one						$ 30,000
Required minimum area to be drilled, May 16, 2024 (in meters) | m²										2,000
Percentage of net smelter return royalty									2.00%
Percentage of net smelter return royalty for third-pay claims upon payment of specified amount									0.25%
Payment to reduce net smelter return royalty									$ 10,000,000
Reduction in net smelter return royalty upon payment of specified amount									2.00%
Percentage of net smelter return royalty upon payment of specified amount									1.00%